Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Hyperfine, Inc.
Entity Central Index Key	0001833769
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On January 24, 2022, the registrant filed a Registration Statement on Form S-1 (Registration No. 333-262300), which was subsequently declared effective by the U.S. Securities and Exchange Commission on February 1, 2022 (the “Registration Statement”). This post-effective amendment is being filed to update the Registration Statement to include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021 and certain other information in such Registration Statement. No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.